ACQUISITIONS (Schedule of Initially Reported Fair Value to Adjusted Fair Value of Goodwill) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 17, 2020	Dec. 31, 2019
Goodwill December 31, 2020	$ 20,021,357	$ 20,021,357	$ 19,627,856		$ 17,947,989
Initial Reported [Member]
Goodwill originally reported August 17, 2020				$ 1,634,496
Other current liabilities				(90,586)
Talent liability			(842,317)	(24,328)
Accounts receivable				35,448
Change in Goodwill				(82,651)
Goodwill December 31, 2020		$ 470,595	$ 1,634,496	$ 1,472,379